Note Fair value measurement (Gains and losses (realized and unrealized) included in earnings for level 3 assets and liabilities) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Abstract
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	$ (36,716)	$ (25,514)	$ (13,301)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	(11,700)	(32,778)	12,292
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	(18,947)	(4,788)	6,106
Fair Value Liabilities Measured On Recurring Basis Change In Unrealized Gain Loss	(11,700)	(32,778)	12,292
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings	(48,416)	(58,292)	(1,009)
Fair Value Assets And Liabilities Measured On Recurring Basis Change In Unrealized Gain Loss Total	(30,647)	(37,566)	18,398
Interest Income
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Abstract
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0	(3)	(2)
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	0	0	0
Mortgage Banking Activities
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Abstract
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(36,519)	(25,336)	(13,349)
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	(18,986)	(4,745)	6,087
Trading Gains Losses
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Abstract
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(197)	(175)	50
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	39	(43)	19
FDIC Loss Share Expense Income
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Abstract
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	(11,700)	(33,413)	9,559
Fair Value Liabilities Measured On Recurring Basis Change In Unrealized Gain Loss	(11,700)	(33,413)	9,559
Other Income
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Abstract
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	0	635	2,733
Fair Value Liabilities Measured On Recurring Basis Change In Unrealized Gain Loss	$ 0	$ 635	$ 2,733